Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of Local Market, the Bank has Placed Bonds	In the local market, the bank has placed the following bonds:
Serie	Currency	Rate	Placement date	Amount
AA13	UF	3.40%	01-03-24	1,330,000
AA9	CLP	6.30%	01-03-24	38,700,000,000
AA7	CLP	6.80%	01-04-24	7,350,000,000
AA8	CLP	6.70%	01-05-24	1,000,000,000
W3	UF	1.60%	01-11-24	695,000
AA2	CLP	6.20%	01-11-24	4,000,000,000
AA14	UF	3.30%	02-07-24	1,950,000